                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act File Number:
                                    811-9082

                                  M FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                M Financial Plaza
                         1125 NW Couch Street, Suite 900
                             Portland, Oregon 97209
               (Address of Principal Executive Offices) (Zip Code)

                           Daniel F. Byrne, President
                                  M Fund, Inc.
                                M Financial Plaza
                         1125 NW Couch Street, Suite 900
                             Portland, Oregon 97209
                     (Name and Address of Agent for Service)

                                 with a copy to:
                          Frederick R. Bellamy, Esquire
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404

               Registrant's Telephone Number, including Area Code:
                                 (503) 232-6960

                   Date of Fiscal Year End: December 31, 2003

                     Date of Reporting Period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

        (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)

                                  M FUND, INC.

                       Brandes International Equity Fund
                            Turner Core Growth Fund
                       Frontier Capital Appreciation Fund
                       Clifton Enhanced U.S. Equity Fund
                        Business Opportunity Value Fund

                               Semi-Annual Report
                                 June 30, 2003

                              [LOGO] M FUND, INC.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                                   VALUE
  SHARES                                                                          (NOTE 1)
----------                                                                      ------------
               FOREIGN COMMON STOCKS--96.0%
               BRAZIL--2.7%
   319,900     Centrais Electricas Brasileiras SA--Class B--ADR............     $  1,103,879
    43,400     Petroleo Brasileiro SA--ADR.................................          770,784
     1,117     Tele Norte Leste Participacoes SA--ADR......................           13,047
    55,600     Telecomunicacoes Brasileiras SA--ADR........................        1,531,780
                                                                                ------------
                                                                                   3,419,490
                                                                                ------------
               FRANCE--7.8%
   326,400     Alcatel SA*.................................................        2,941,195
    66,800     Alstom*.....................................................          230,039
   115,500     AXA.........................................................        1,791,189
   193,260     European Aeronautic Defense and Space Co....................        2,369,285
    54,200     Michelin (C.G.D.E.)--Class B................................        2,115,350
    30,220     Nexans SA...................................................          502,305
                                                                                ------------
                                                                                   9,949,363
                                                                                ------------
               GERMANY--9.0%
    45,000     BASF AG.....................................................        1,921,585
   115,600     Bayerische Hypo-und Vereinsbank AG*.........................        1,909,513
   209,700     Deutsche Telekom AG--Registered*............................        3,199,097
    57,600     E.ON AG.....................................................        2,960,149
    34,000     Volkswagen AG...............................................        1,436,643
                                                                                ------------
                                                                                  11,426,987
                                                                                ------------
               HONG KONG--1.0%
   299,500     Swire Pacific, Ltd.--Class A................................        1,309,630
                                                                                ------------
               ITALY--4.6%
   829,430     Banca Intesa SpA............................................        2,651,606
   353,100     Telecom Italia SpA..........................................        3,193,949
                                                                                ------------
                                                                                   5,845,555
                                                                                ------------
               JAPAN--20.0%
    40,000     Daiichi Pharmaceutical Co., Ltd.............................          521,551
   184,000     Daiwa House Industry Co., Ltd...............................        1,267,061
   754,000     Hitachi, Ltd................................................        3,199,550
       206     Japan Tobacco, Inc..........................................        1,114,581
   471,000     Komatsu, Ltd................................................        1,806,253
   312,000     Matsushita Electric Industrial Co...........................        3,092,689
   357,000     Mitsubishi Heavy Industries, Ltd............................          925,611
       438     Mitsubishi Tokyo Financial..................................        1,982,776
   255,000     Nippon Oil Corp.............................................        1,107,587
                                                                                   VALUE
  SHARES                                                                          (NOTE 1)
----------                                                                      ------------
               JAPAN (CONTINUED)
       458     Nippon Telegraph & Telephone Corp...........................     $  1,798,399
    15,200     Nippon Telegraph & Telephone Corp.--ADR.....................          300,960
    34,000     Ono Pharmaceutical Co.......................................        1,054,439
   179,000     Sankyo Co., Ltd.............................................        2,139,942
       905     Sumitomo Mitsui Financial Group, Inc........................        1,976,740
    63,000     TDK Corp....................................................        3,114,548
                                                                                ------------
                                                                                  25,402,687
                                                                                ------------
               MEXICO--3.7%
   160,100     America Movil--ADR--Series L................................        3,001,875
    54,800     Telefonos de Mexico SA--ADR.................................        1,721,816
                                                                                ------------
                                                                                   4,723,691
                                                                                ------------
               NETHERLANDS--9.0%
   118,908     ABN AMRO Holding NV.........................................        2,272,633
   101,500     Akzo Nobel NV...............................................        2,689,093
   142,655     ING Groep NV--CVA...........................................        2,477,593
   260,500     Koninklijke Ahold NV........................................        2,161,972
   149,468     Wolters Kluwer NV...........................................        1,801,530
                                                                                ------------
                                                                                  11,402,821
                                                                                ------------
               NEW ZEALAND--1.6%
   657,063     Telecom Corp. of New Zealand, Ltd...........................        2,020,358
                                                                                ------------
               PORTUGAL--1.6%
   287,208     Portugal Telecom SA.........................................        2,057,241
                                                                                ------------
               RUSSIA--1.2%
    20,000     Lukoil--ADR.................................................        1,580,000
                                                                                ------------
               SINGAPORE--3.4%
   189,736     DBS Group Holdings, Ltd.....................................        1,109,977
   260,031     Jardine Matheson Holdings, Ltd..............................        1,605,691
   293,000     Overseas Chinese Banking Corp...............................        1,664,158
                                                                                ------------
                                                                                   4,379,826
                                                                                ------------
               SOUTH AFRICA--0.4%
    66,000     SABMiller Plc...............................................          443,643
                                                                                ------------
               SOUTH KOREA--4.8%
   219,700     Korea Electric Power Corp.--ADR.............................        1,957,527
    97,200     KT Corp.--SP ADR............................................        1,915,812
    85,900     POSCO--ADR..................................................        2,249,721
                                                                                ------------
                                                                                   6,123,060
                                                                                ------------

   The accompanying notes are an integral part of these financial statements.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                                                   VALUE
  SHARES                                                                          (NOTE 1)
----------                                                                      ------------
               SPAIN--7.6%
   275,433     Banco Bilbao Vizcaya Argentaria SA..........................     $  2,892,951
   217,300     Repsol YPF, SA..............................................        3,522,074
   281,042     Telefonica SA*..............................................        3,261,568
       483     Telefonica SA--ADR..........................................           16,697
                                                                                ------------
                                                                                   9,693,290
                                                                                ------------
               SWITZERLAND--4.8%
     6,000     Nestle S.A.--Registered.....................................        1,238,781
     3,640     Swisscom AG.................................................        1,035,199
    32,374     Zurich Financial Services*..................................        3,862,161
                                                                                ------------
                                                                                   6,136,141
                                                                                ------------
               UNITED KINGDOM--12.6%
   797,300     BAE Systems Plc.............................................        1,882,207
   111,300     British American Tobacco Plc................................        1,267,648
   275,800     British Energy Plc..........................................           18,276
   602,780     BT Group Plc................................................        2,034,638
 1,931,900     Corus Group Plc*............................................          480,072
   627,600     Friends Provident Plc.......................................        1,180,075
                                                                                   VALUE
  SHARES                                                                          (NOTE 1)
----------                                                                      ------------
               UNITED KINGDOM (CONTINUED)
   152,800     HSBC Holdings Plc (Hong Kong registered)....................     $  1,812,435
   654,354     Imperial Chemical Industries Plc............................        1,330,654
 1,344,576     Invensys Plc................................................          456,636
   511,538     Marks & Spencer Group Plc...................................        2,675,790
   398,100     Reuters Group Plc...........................................        1,159,093
   390,000     Safeway Plc.................................................        1,663,691
                                                                                ------------
                                                                                  15,961,215
                                                                                ------------
               VENEZUELA--0.2%
    20,180     Cia Anonima Telefonos de Venezuela--ADR.....................          252,048
                                                                                ------------
               TOTAL FOREIGN COMMON STOCKS (Cost $150,822,334).............      122,127,046
                                                                                ------------
               DOMESTIC COMMON STOCKS--2.1%
               UNITED STATES--2.1%
   137,610     Tyco International, Ltd.
                 (Cost $1,437,226).........................................        2,611,838
                                                                                ------------

   PAR
  AMOUNT                                          COUPON      MATURITY
----------                                        ------     ----------
               SHORT-TERM INVESTMENTS--10.5%
$  500,851     Bank of Montreal+.............     1.150%     07/09/2003          500,851
 1,835,672     BNP Paribas+..................     1.030%     07/21/2003        1,835,672
 1,101,403     Credit Agricole Indosuez+.....     1.050%     08/26/2003        1,101,403
 2,569,940     Merrill Lynch & Co.+..........     1.415%     07/01/2003        2,569,940
   552,548     Merrill Lynch Premier
                 Institional Fund+...........     1.045%     07/01/2003          552,548
 3,854,910     Merrimac Cash Fund--Premium
                 Class**+....................     1.052%     07/01/2003        3,854,910
 2,937,075     Royal Bank of Scotland+.......     1.125%     07/01/2003        2,937,075
                                                                            ------------
               TOTAL SHORT-TERM INVESTMENTS--(Cost $13,352,399)........       13,352,399
                                                                            ------------
               TOTAL INVESTMENTS AT MARKET VALUE--108.6%
                 (Cost $165,611,959)...................................      138,091,283
               OTHER LIABILITIES IN EXCESS OF ASSETS--(8.6%)...........      (10,891,906)
                                                                            ------------
               NET ASSETS--100.0%......................................     $127,199,377
                                                                            ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

ADR--American Depositary Receipt
*    Non-Income Producing Security
** Regulated Investment Company advised by Investors Bank and Trust Co. (IBT). IBT is also the accounting and custody agent for this fund.
+    Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

BRANDES INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

   At June 30, 2003, industry sector diversification of the Brandes International Equity Fund's investments as a percentage of net assets was as follows:

                                        PERCENTAGE
                                          OF NET
          INDUSTRY SECTOR                 ASSETS
          ---------------               ----------
Diversified Telecom Services.......        19.1%
Banking............................        14.4%
Electrical Equipment...............         5.5%
Oil & Gas..........................         5.5%
Insurance..........................         5.4%
Electric Utilities.................         4.8%
Chemicals..........................         4.7%
Diversified Financial Services.....         4.2%
Household Durables.................         3.4%
Aerospace & Defense................         3.3%
Food & Drug Retailing..............         3.0%
Pharmaceuticals....................         2.9%
Automotive.........................         2.8%
Machinery..........................         2.5%
Wireless Telecom...................         2.4%
Media..............................         2.3%
Communications.....................         2.3%
Beverages, Food & Tobacco..........         2.2%
Metals & Mining....................         2.2%
Multi Line Retail..................         2.1%
Conglomerates......................         2.1%
Food and Beverage Products.........         1.0%
                                           ----
                                           98.1%
                                           ====

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                         VALUE
  SHARES                                               (NOTE 1)
----------                                            -----------
            COMMON STOCKS--99.6%
            ADVERTISING--1.4%
    17,560  Monster Worldwide, Inc.*................  $   346,459
     8,890  Omnicom Group, Inc......................      637,413
                                                      -----------
                                                          983,872
                                                      -----------
            AIRLINES--1.6%
    32,000  AMR Corp.*..............................      352,000
    45,140  Southwest Airlines, Inc.................      776,408
                                                      -----------
                                                        1,128,408
                                                      -----------
            AUTOMOTIVE--1.0%
    14,780  SPX Corp.*..............................      651,207
                                                      -----------
            BANKING--4.4%
    14,546  Bank of America Corp....................    1,149,570
     6,150  Commerce Bancorp, Inc...................      228,165
    16,140  Northern Trust Corp.....................      674,491
    19,375  Wells Fargo Co..........................      976,500
                                                      -----------
                                                        3,028,726
                                                      -----------
            BEVERAGES, FOOD & TOBACCO--5.0%
    27,540  Coca-Cola Co............................    1,278,131
    18,980  Coca-Cola Enterprises, Inc..............      344,487
     9,990  General Mills, Inc......................      473,626
    19,330  Pepsico, Inc............................      860,185
    16,870  SYSCO Corp..............................      506,775
                                                      -----------
                                                        3,463,204
                                                      -----------
            CASINOS/GAMING--0.5%
    10,140  MGM Mirage, Inc.........................      346,585
                                                      -----------
            CHEMICALS--2.2%
    18,710  Air Products & Chemicals, Inc...........      778,336
    16,850  Dupont (E.I.) de Nemours................      701,634
                                                      -----------
                                                        1,479,970
                                                      -----------
            COMMERCIAL SERVICES--2.5%
    32,890  Allied Waste Industries, Inc.*..........      330,544
     4,850  eBay, Inc.*.............................      505,273
     8,810  Manpower, Inc...........................      326,763
    18,470  Paychex, Inc............................      541,356
                                                      -----------
                                                        1,703,936
                                                      -----------
            COMMUNICATION EQUIPMENT--1.3%
    36,130  Corning, Inc............................      267,001
                                                         VALUE
  SHARES                                               (NOTE 1)
----------                                            -----------
            COMMUNICATION EQUIPMENT (CONTINUED)
    78,410  JDS Uniphase Corp.......................  $   275,219
   133,300  Nortel Networks Corp....................      359,910
                                                      -----------
                                                          902,130
                                                      -----------
            COMMUNICATION SERVICES--2.6%
    44,850  Ericsson LM--SP ADR*....................      476,756
    68,250  Vodafone Group Plc--SP ADR..............    1,341,113
                                                      -----------
                                                        1,817,869
                                                      -----------
            COMMUNICATIONS--0.9%
    39,610  Nokia Oyj--ADR..........................      650,792
                                                      -----------
            COMPUTER SOFTWARE--0.8%
    12,410  CDW Corp.*..............................      568,378
                                                      -----------
            COMPUTER SOFTWARE & PROCESSING--6.1%
    19,930  Bisys Group, Inc.*......................      366,114
    15,280  First Data Corp.........................      633,203
    15,280  Fiserv, Inc.*...........................      544,121
     6,570  Mercury Interactive Corp.*..............      253,668
    18,910  SAP AG--SP ADR..........................      552,550
    16,240  Sungard Data Systems, Inc.*.............      420,778
    26,160  VeriSign, Inc.*.........................      361,793
    12,670  VERITAS Software Corp.*.................      363,249
    20,930  Yahoo!, Inc.*...........................      685,667
                                                      -----------
                                                        4,181,143
                                                      -----------
            COMPUTERS & INFORMATION--3.3%
    62,590  Cisco Systems, Inc.*....................    1,044,627
    19,670  Dell Computer Corp.*....................      628,653
    57,030  EMC Corp.*..............................      597,104
                                                      -----------
                                                        2,270,384
                                                      -----------
            COSMETICS & PERSONAL CARE--0.7%
     8,490  Colgate-Palmolive Co....................      491,996
                                                      -----------
            DIVERSIFIED MANUFACTURING
            OPERATIONS--1.9%
     6,610  3M Co...................................      852,558
     6,730  Danaher Corp............................      457,977
                                                      -----------
                                                        1,310,535
                                                      -----------

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                         VALUE
  SHARES                                               (NOTE 1)
----------                                            -----------
            ELECTRIC UTILITIES--1.1%
    76,190  AES Corp.*..............................  $   483,807
    43,330  Reliant Resources, Inc.*................      265,613
                                                      -----------
                                                          749,420
                                                      -----------
            ELECTRONICS--5.3%
    64,290  Applied Materials, Inc.*................    1,019,639
    15,770  KLA-Tencor Corp.*.......................      733,147
    41,990  Micron Technology, Inc.*................      488,344
    11,050  Molex, Inc..............................      298,240
    14,510  National Semiconductor Corp.*...........      286,137
    69,730  Sanmina-Sci Corp.*......................      439,996
    23,380  Texas Instruments, Inc..................      411,488
                                                      -----------
                                                        3,676,991
                                                      -----------
            ENTERTAINMENT--1.8%
    18,420  InterActiveCorp*........................      728,879
     8,010  Pixar, Inc.*............................      487,328
                                                      -----------
                                                        1,216,207
                                                      -----------
            ENTERTAINMENT & LEISURE--0.4%
     8,700  Carnival Corp...........................      282,837
                                                      -----------
            FINANCIAL SERVICES--9.6%
    24,440  American Express Co.....................    1,021,836
    80,670  Charles Schwab Corp. (The)..............      813,960
    57,840  Citigroup, Inc..........................    2,475,552
     9,480  Goldman Sachs Group, Inc. (The).........      793,950
    24,830  MBNA Corp...............................      517,457
    17,580  Morgan Stanley..........................      751,545
    29,190  Providian Financial Corp.*..............      270,299
                                                      -----------
                                                        6,644,599
                                                      -----------
            FOOD RETAILERS--0.3%
     4,650  Whole Foods Market, Inc.*...............      221,015
                                                      -----------
            HEAVY MACHINERY--0.7%
     8,590  Caterpillar, Inc........................      478,119
                                                      -----------
            HOUSEHOLD PRODUCTS--2.0%
    15,530  Procter & Gamble Co.....................    1,384,965
                                                      -----------
            INSURANCE--3.7%
    35,960  American International Group............    1,984,273
     7,660  Progressive Corp........................      559,946
                                                      -----------
                                                        2,544,219
                                                      -----------
                                                         VALUE
  SHARES                                               (NOTE 1)
----------                                            -----------
            LODGING--0.7%
    16,710  Starwood Hotels & Resorts, Inc..........  $   477,739
                                                      -----------
            MEDIA--BROADCASTING & PUBLISHING--4.8%
    16,130  Clear Channel Communications, Inc.*.....      683,751
    43,638  Comcast Corp--Class A*..................    1,316,995
    15,110  Univision Communications, Inc.*.........      459,344
    19,370  Viacom, Inc.--Class B*..................      845,694
                                                      -----------
                                                        3,305,784
                                                      -----------
            MEDICAL--HMO--1.9%
     9,790  Anthem, Inc.............................      755,299
    10,840  UnitedHealth Group, Inc.................      544,710
                                                      -----------
                                                        1,300,009
                                                      -----------
            MEDICAL SUPPLIES--2.6%
     8,230  Boston Scientific Corp.*................      502,853
    17,920  Medtronics, Inc.........................      859,622
     7,080  St. Jude Medical, Inc.*.................      407,100
                                                      -----------
                                                        1,769,575
                                                      -----------
            MEDICAL & BIO-TECHNOLOGY--0.6%
     6,160  Genentech, Inc.*........................      444,259
                                                      -----------
            METALS--0.4%
     7,300  Phelps Dodge Corp.*.....................      279,882
                                                      -----------
            OIL & GAS--6.1%
    11,535  Apache Corp.............................      750,467
    15,260  BJ Services Co.*........................      570,114
    41,890  El Paso Corp............................      338,471
    15,590  ENSCO International, Inc................      419,371
    27,930  Halliburton Co..........................      642,390
     9,920  Kinder Morgan, Inc......................      542,128
    45,070  Williams Co., Inc.......................      356,053
    30,250  XTO Energy, Inc.........................      608,328
                                                      -----------
                                                        4,227,322
                                                      -----------
            PHARMACEUTICALS--10.1%
     5,340  AmerisourceBergen Corp..................      370,329
    11,470  Amgen, Inc.*............................      762,067
    14,790  Forest Laboratories, Inc.*..............      809,753
    11,100  Gilead Sciences, Inc.*..................      616,938
    22,220  MedImmune, Inc.*........................      808,141
    64,540  Pfizer, Inc.............................    2,204,041

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                         VALUE
  SHARES                                               (NOTE 1)
----------                                            -----------
            PHARMACEUTICALS (CONTINUED)
    12,360  Teva Pharmaceutical Industries Ltd.--SP
              ADR...................................  $   703,655
    15,120  Wyeth...................................      688,716
                                                      -----------
                                                        6,963,640
                                                      -----------
            RESTAURANTS--0.8%
    21,390  Starbucks Corp.*........................      524,483
                                                      -----------
            RETAILERS--4.6%
    10,670  Best Buy Co., Inc.*.....................      468,626
    25,150  Home Depot, Inc.........................      832,968
    35,180  Wal-Mart Stores, Inc....................    1,888,111
                                                      -----------
                                                        3,189,705
                                                      -----------
            SEMICONDUCTORS--4.0%
    12,740  Analog Devices, Inc.....................      443,607
                                                         VALUE
  SHARES                                               (NOTE 1)
----------                                            -----------
            SEMICONDUCTORS (CONTINUED)
    87,600  Intel Corp..............................  $ 1,820,678
    19,500  Xilinx, Inc.............................      493,545
                                                      -----------
                                                        2,757,830
                                                      -----------
            TELEPHONE SYSTEMS--1.4%
    18,560  CenturyTel, Inc.........................      646,816
    21,960  Citizens Communications Co.*............      283,064
                                                      -----------
                                                          929,880
                                                      -----------
            WATER COMPANIES--0.5%
    12,790  Philadelphia Suburban Corp..............      311,819
                                                      -----------
            TOTAL COMMON STOCKS (Cost
              $60,139,901)..........................   68,659,434
                                                      -----------

   The accompanying notes are an integral part of these financial statements.

TURNER CORE GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                 EXPIRATION     VALUE
  SHARES                                            DATE      (NOTE 1)
----------                                       ----------  -----------
            WARRANTS--0.0%
        15  Per-Se Technologies, Inc.*.........  07/08/2003  $         0
       240  Microstrategy, Inc.*...............  06/24/2007           48
                                                             -----------
            TOTAL WARRANTS (Cost $0).......................           48
                                                             -----------

   PAR
  AMOUNT                                    COUPON   MATURITY
----------                                  ------  ----------
            SHORT-TERM INVESTMENTS--13.6%
$  351,506  Bank of Montreal+.............  1.150%  07/09/2003      351,506
 1,288,305  BNP Paribas+..................  1.030%  07/21/2003    1,288,305
   772,983  Credit Agricole Indosuez+.....  1.050%  08/26/2003      772,983
 1,803,628  Merrill Lynch & Co.+..........  1.415%  07/01/2003    1,803,628
   387,788  Merrill Lynch Premier
              Institional Fund+...........  1.045%  07/01/2003      387,788
 2,705,441  Merrimac Cash Fund--Premium
              Class**+....................  1.052%  07/01/2003    2,705,441
 2,061,289  Royal Bank of Scotland+.......  1.125%  07/01/2003    2,061,289
                                                                -----------
            TOTAL SHORT-TERM INVESTMENTS--(Cost $9,370,940)...    9,370,940
                                                                -----------
            TOTAL INVESTMENTS AT MARKET VALUE--113.2%
              (Cost $69,510,841)..............................   78,030,422
            OTHER LIABILITIES IN EXCESS OF ASSETS--(13.2%)....   (9,126,152)
                                                                -----------
            NET ASSETS--100.0%................................  $68,904,270
                                                                ===========

NOTES TO THE PORTFOLIO OF INVESTMENTS:

ADR--American Depositary Receipt
*    Non-Income Producing Security
** Regulated Investment Company advised by Investors Bank and Trust Co. (IBT). IBT is also the accounting and custody agent for this fund.
+    Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            COMMON STOCKS--97.1%
            ADVERTISING--0.3%
    17,900  Interpublic Group Cos., Inc.............  $    239,502
                                                      ------------
            AEROSPACE & DEFENSE--0.4%
    48,190  Orbital Sciences Corp.*.................       351,787
                                                      ------------
            AUTOMOTIVE--1.5%
    32,400  Autoliv, Inc............................       877,392
     6,300  CarMax, Inc.*...........................       189,945
    26,320  Impco Technologies, Inc.*...............       162,131
                                                      ------------
                                                         1,229,468
                                                      ------------
            BANKING--1.5%
    14,300  Bank of Hawaii Corp.....................       474,045
    18,960  Erie Indemnity Co.--Class A.............       782,100
                                                      ------------
                                                         1,256,145
                                                      ------------
            CHEMICALS--2.1%
    39,720  Agrium, Inc.............................       435,331
     5,200  Ashland, Inc............................       159,536
    32,950  Goodrich Corp...........................       691,950
    71,600  IMC Global, Inc.........................       480,436
                                                      ------------
                                                         1,767,253
                                                      ------------
            COMMERCIAL SERVICES--11.4%
    50,530  BearingPoint, Inc.*.....................       487,615
    11,800  CDI Corp.*..............................       306,328
    24,300  Ceridian Corp.*.........................       412,371
    51,500  Core Laboratories N.V.*.................       556,200
    48,420  EGL, Inc.*..............................       735,984
    36,640  Fluor Corp..............................     1,232,570
    21,440  Jacobs Engineering Group*...............       903,696
    12,890  Kroll, Inc.*............................       348,804
   131,900  Lo-Jack Corp.*..........................       652,905
    29,700  Massey Energy Co........................       390,555
    26,300  Pall Corp...............................       591,750
    94,440  Quantum Fuel Systems Technologies
              Worldwide Inc.*.......................       210,601
    33,200  Republic Services, Inc.--Class A*.......       752,644
    31,170  Ritchie Bros. Auctioneers*..............     1,200,357
    10,100  Sabre Holdings Corp.....................       248,965
   121,620  Wind River Systems, Inc.*...............       463,372
                                                      ------------
                                                         9,494,717
                                                      ------------
            COMMUNICATIONS--3.3%
    15,200  Andrew Corp.*...........................       139,840
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            COMMUNICATIONS (CONTINUED)
   117,420  Arris Group, Inc.*......................  $    582,403
    66,100  Harmonic, Inc.*.........................       269,027
    26,400  Polycom, Inc.*..........................       365,904
    77,710  Powerwave Technologies, Inc.*...........       487,242
   186,420  Sonus Networks, Inc.*...................       937,693
                                                      ------------
                                                         2,782,109
                                                      ------------
            COMPUTER SOFTWARE & PROCESSING--7.1%
    45,910  Acxiom Corp.*...........................       692,782
    46,000  Ansoft Corp.*...........................       488,520
    25,560  CheckFree Corp.*........................       711,590
   122,100  Cnet Networks, Inc.*....................       760,683
    19,350  Documentum, Inc.*.......................       380,615
    62,030  Informatica Corp.*......................       428,627
    69,600  Legato Systems, Inc.*...................       583,944
    36,700  Maxtor Corp.*...........................       275,617
    13,120  Network Associates, Inc.*...............       166,362
    11,400  PEC Solutions, Inc.*....................       183,540
    15,670  Perot Systems Corp.--Class A*...........       178,011
    70,600  Quantum Corp.*..........................       285,930
    36,100  VeriSign, Inc.*.........................       499,263
    19,900  WebEx Communications, Inc.*.............       277,605
                                                      ------------
                                                         5,913,089
                                                      ------------
            COMPUTERS & INFORMATION--2.4%
    25,930  Apple Computer, Inc.*...................       495,782
    35,070  Cirrus Logic, Inc.*.....................       140,981
    17,250  Diebold, Inc............................       746,063
    47,320  Symbol Technologies, Inc................       615,633
                                                      ------------
                                                         1,998,459
                                                      ------------
            CONTAINERS & PACKAGING--2.0%
   165,700  Crown Holdings, Inc.*...................     1,183,098
    25,300  Pactiv Corp.*...........................       498,663
                                                      ------------
                                                         1,681,761
                                                      ------------
            ELECTRICAL EQUIPMENT--4.2%
    99,480  Artesyn Technologies, Inc.*.............       558,083
    18,700  ATMI, Inc.*.............................       466,939
    29,670  C&D Technologies, Inc...................       426,061
   274,800  GrafTech International, Ltd.*...........     1,497,660
    57,200  SBS Technologies, Inc.*.................       562,333
                                                      ------------
                                                         3,511,076
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            ELECTRONICS--16.1%
    16,400  Actel Corp.*............................  $    336,200
   153,640  Agere Systems, Inc.--Class A*...........       357,981
    24,990  Anaren Microwave, Inc.*.................       234,156
   122,430  ChipPAC, Inc.--Class A*.................       939,038
    28,900  Cree, Inc.*.............................       470,492
    26,150  Cypress Semiconductor Corp.*............       313,800
    45,450  ESS Technology, Inc.*...................       443,138
    28,160  Genesis Microchip, Inc.*................       381,286
    23,700  Harman International Industries, Inc....     1,875,618
     7,580  Harris Corp.............................       227,779
    11,200  Integrated Circuit Systems, Inc.*.......       352,016
    37,180  Lattice Semiconductor Corp.*............       305,991
    51,390  LSI Logic Corp.*........................       363,841
    24,860  Mercury Computer Systems, Inc.*.........       451,458
    39,100  Microsemi Corp.*........................       625,600
    21,170  Mykrolis Corp.*.........................       214,876
    23,720  National Semiconductor Corp.*...........       467,758
    40,660  Oak Technology, Inc.*...................       252,499
    24,900  PMC--Sierra, Inc*.......................       292,077
    35,700  Power Integrations, Inc.*...............       868,224
    54,600  Power-One, Inc.*........................       390,390
    86,300  Sanmina-Sci Corp.*......................       544,553
    22,600  Semtech Corp.*..........................       321,824
    40,200  SIPEX Corp.*............................       196,980
    53,570  Skyworks Solutions, Inc*................       362,669
    17,400  Teradyne, Inc.*.........................       301,194
    33,090  Trimble Navigation, Ltd.*...............       758,754
    11,700  Waters Corp.*...........................       340,821
    22,140  Zoran Corp.*............................       425,309
                                                      ------------
                                                        13,416,322
                                                      ------------
            ENERGY SERVICES--0.3%
    45,600  McDermott International, Inc.*..........       288,648
                                                      ------------
            ENTERTAINMENT & LEISURE--3.0%
    18,610  Callaway Golf Co........................       246,024
   102,500  Hasbro, Inc.............................     1,792,725
    16,500  Netflix.Com, Inc.*......................       421,575
                                                      ------------
                                                         2,460,324
                                                      ------------
            FINANCIAL SERVICES--2.7%
    56,600  Ameritrade Holding Corp.*...............       419,406
    84,770  E*TRADE Group, Inc.*....................       720,545
     6,200  Jeffries Group, Inc.....................       308,698
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            FINANCIAL SERVICES (CONTINUED)
    45,400  Knight Trading Group, Inc.*.............  $    282,388
    18,700  Waddell & Reed Financial, Inc.--Class
              A.....................................       480,029
                                                      ------------
                                                         2,211,066
                                                      ------------
            FOREST PRODUCTS & PAPER--2.9%
    73,870  Packaging Corp. of America*.............     1,361,424
     4,300  Pope & Talbot, Inc......................        47,515
    75,620  Smurfit-Stone Container Corp.*..........       985,329
                                                      ------------
                                                         2,394,268
                                                      ------------
            HEALTH CARE PROVIDERS--2.4%
    22,700  D&K Healthcare Resources, Inc...........       366,378
    16,570  Express Scripts, Inc.--Class A*.........     1,132,062
    44,700  WebMD Corp.*............................       484,101
                                                      ------------
                                                         1,982,541
                                                      ------------
            HEAVY CONSTRUCTION--2.5%
    74,460  Chicago Bridge & Iron Co., NV...........     1,688,753
    33,840  Willbros Group, Inc.*...................       351,598
                                                      ------------
                                                         2,040,351
                                                      ------------
            HEAVY MACHINERY--3.0%
    33,993  Albany International Corp.--Class A.....       931,408
    29,500  Kaydon Corp.............................       613,600
    13,900  Lam Research Corp.*.....................       253,119
    41,230  Timken Co...............................       721,937
                                                      ------------
                                                         2,520,064
                                                      ------------
            INSURANCE--1.3%
     3,032  Berkley (W.R.) Corp.....................       159,786
    21,900  HCC Insurance Holdings, Inc.............       647,583
     8,980  Willis Group Holdings, Ltd..............       276,135
                                                      ------------
                                                         1,083,504
                                                      ------------
            MEDICAL--HMO--1.0%
    55,700  Humana, Inc.*...........................       841,070
                                                      ------------
            MEDICAL SUPPLIES--2.7%
    13,600  Applera Corp.--Applied Biosystems
              Group.................................       258,808
    79,200  Endocardial Solutions, Inc.*............       484,704
    12,200  Intermagnetics General Corp.*...........       242,048
     7,360  Millipore Corp.*........................       326,563

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            MEDICAL SUPPLIES (CONTINUED)
    17,830  PerkinElmer, Inc........................  $    246,232
    29,880  STERIS Corp.*...........................       689,929
                                                      ------------
                                                         2,248,284
                                                      ------------
            MEDICAL & BIO-TECHNOLOGY--0.9%
     4,480  Cambrex Corp............................       103,130
    13,200  Digene Corp.*...........................       359,436
     6,500  Invitrogen Corp.*.......................       249,405
                                                      ------------
                                                           711,971
                                                      ------------
            METALS--1.5%
    66,280  Allegheny Technologies, Inc.............       437,448
     6,400  Maverick Tube Corp.*....................       122,560
    36,300  Northwest Pipe Co.*.....................       515,097
    11,200  Watts Industries, Inc.--Class A.........       199,920
                                                      ------------
                                                         1,275,025
                                                      ------------
            MINING--0.6%
    21,000  Freeport-McMoran Copper--Class B........       514,500
                                                      ------------
            OIL & GAS--6.6%
    20,949  Devon Energy Corp.......................     1,118,677
    20,711  ENSCO International, Inc................       557,126
     9,600  GlobalSantaFe Corp......................       224,064
     8,100  National-Oilwell, Inc.*.................       178,200
    17,280  Noble Corp.*............................       592,704
    24,640  Premcor, Inc.*..........................       530,992
     8,430  Remington Oil & Gas Corp.*..............       154,943
    22,440  Talisman Energy, Inc....................     1,028,874
    19,900  Transocean Sedco Forex, Inc.*...........       437,203
     8,290  Western Gas Resources, Inc..............       328,284
    13,850  Westport Resources Corp.*...............       315,088
                                                      ------------
                                                         5,466,155
                                                      ------------
            PHARMACEUTICALS--1.5%
    28,500  Alpharma, Inc.--Class A.................       615,600
                                                         VALUE
  SHARES                                                (NOTE 1)
----------                                            ------------
            PHARMACEUTICALS (CONTINUED)
     4,500  AmerisourceBergen Corp..................  $    312,075
    22,080  Parexel International Corp.*............       308,016
                                                      ------------
                                                         1,235,691
                                                      ------------
            RESTAURANTS--1.1%
    31,700  CKE Restaurants, Inc.*..................       177,203
     6,800  IHOP Corp...............................       214,676
    17,100  Triarc Co.*.............................       512,829
                                                      ------------
                                                           904,708
                                                      ------------
            RETAILERS--2.9%
    20,560  American Eagle Outfitters, Inc.*........       377,070
    53,840  Dollar Tree Stores, Inc.*...............     1,708,343
    33,170  Insight Enterprises Inc.*...............       333,690
                                                      ------------
                                                         2,419,103
                                                      ------------
            SEMICONDUCTORS--0.4%
     8,330  Analog Devices, Inc.....................       290,051
                                                      ------------
            TELEPHONE SYSTEMS--0.9%
    56,400  Citizens Communications Co.*............       726,996
                                                      ------------
            TEXTILES, CLOTHING & FABRICS--2.7%
    60,810  Delta & Pine Land Co....................     1,336,604
   142,270  Unifi, Inc.*............................       882,074
                                                      ------------
                                                         2,218,678
                                                      ------------
            TRANSPORTATION--3.9%
    30,600  Kirby Corp.*............................       862,920
    43,860  Swift Transportation Co., Inc.*.........       816,673
    11,500  Teekay Shipping Corp....................       493,350
    78,630  Wabtec Corp.............................     1,093,742
                                                      ------------
                                                         3,266,685
                                                      ------------
            TOTAL COMMON STOCKS (Cost
              $73,735,108)..........................    80,741,371
                                                      ------------

   The accompanying notes are an integral part of these financial statements.

FRONTIER CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                 EXPIRATION     VALUE
  SHARES                                            DATE       (NOTE 1)
----------                                       ----------  ------------
            RIGHTS--0.0%
     9,800  Seagate Technology International,
              Inc., Rights (Cost $0)*..........              $          0
                                                             ------------

   PAR
  AMOUNT                                    COUPON   MATURITY
----------                                  ------  ----------
            SHORT-TERM INVESTMENTS--16.4%
$  511,861  Bank of Montreal+.............  1.150%  07/09/2003      511,861
 1,876,023  BNP Paribas+..................  1.030%  07/21/2003    1,876,023
 1,125,614  Credit Agricole Indosuez+.....  1.050%  08/26/2003    1,125,614
 2,626,432  Merrill Lynch & Co.+..........  1.415%  07/01/2003    2,626,432
   564,694  Merrill Lynch Premier
              Institional Fund+...........  1.045%  07/01/2003      564,694
 3,939,648  Merrimac Cash Fund--Premium
              Class+**....................  1.052%  07/01/2003    3,939,648
 3,001,637  Royal Bank of Scotland+.......  1.125%  07/01/2003    3,001,637
                                                                -----------
            TOTAL SHORT-TERM INVESTMENTS--(Cost
              $13,645,909)....................................   13,645,909
                                                                -----------
            TOTAL INVESTMENTS AT MARKET VALUE--113.5%
              (Cost $87,381,017)..............................
                                                                 94,387,280
            OTHER LIABILITIES IN EXCESS OF ASSETS--(13.5%)....
                                                                (11,229,309)
                                                                -----------
            NET ASSETS--100.0%................................
                                                                $83,157,971
                                                                ===========

NOTES TO THE PORTFOLIO OF INVESTMENTS:

*    Non-Income Producing Security
** Regulated Investment Company advised by Investors Bank and Trust Co. (IBT). IBT is also the accounting and custody agent for this fund.
+    Represents collateral received from securities lending transactions.
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

BUSINESS OPPORTUNITY VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                     VALUE
SHARES                                             (NOTE 1)
------                                            -----------
        COMMON STOCKS--94.4%
        ADVERTISING--1.7%
6,200   WPP Group Plc--SP ADR...................  $   248,434
                                                  -----------
        AEROSPACE & DEFENSE--5.1%
1,800   General Dynamics........................      130,500
6,100   Lockheed Martin Corp....................      290,177
3,700   Northrop Grumman Corp...................      319,273
                                                  -----------
                                                      739,950
                                                  -----------
        BANKING--11.0%
3,800   Bank of America Corp....................      300,314
9,200   FleetBoston Financial Corp..............      273,332
3,900   HSBC Holdings Plc--SP ADR...............      230,529
9,900   Mellon Financial Corp...................      274,725
11,900  U.S. Bancorp............................      291,550
4,900   Wells Fargo Co..........................      246,960
                                                  -----------
                                                    1,617,410
                                                  -----------
        CHEMICALS--3.2%
6,300   Dow Chemical Co.........................      195,048
6,600   Dupont (E.I.) de Nemours................      274,824
                                                  -----------
                                                      469,872
                                                  -----------
        COMMERCIAL SERVICES--5.0%
4,100   Concord EFS, Inc.*......................       60,352
8,600   H&R Block, Inc..........................      371,950
12,700  Waste Management, Inc...................      305,943
                                                  -----------
                                                      738,245
                                                  -----------
        COMMUNICATIONS--1.7%
2,000   EchoStar Communications Corp.--Class
          A*....................................       69,240
13,500  Hughes Electronics Corp.*...............      172,935
                                                  -----------
                                                      242,175
                                                  -----------
        COMPUTER SOFTWARE & PROCESSING--1.8%
6,300   First Data Corp.........................      261,072
                                                  -----------
        COMPUTERS & INFORMATION--1.0%
1,800   International Business Machines Corp....      148,500
                                                  -----------
        CONGLOMERATES--3.2%
24,800  Tyco International, Ltd.................      470,704
                                                  -----------
        FINANCIAL SERVICES--18.8%
2,500   Bear Stearns Co., Inc...................      181,050
                                                    VALUE
SHARES                                             (NOTE 1)
------                                            -----------
        FINANCIAL SERVICES (CONTINUED)
13,200  Citigroup, Inc..........................  $   564,960
4,800   Federal Home Loan Mortgage Corp.........      243,696
5,200   Franklin Resources, Inc.................      203,164
11,100  J.P. Morgan Chase & Co..................      379,398
4,800   Lehman Brothers Holdings, Inc...........      319,104
23,800  MBNA Corp...............................      495,992
4,400   Merrill Lynch & Co......................      205,392
3,800   Morgan Stanley..........................      162,450
                                                  -----------
                                                    2,755,206
                                                  -----------
        FOREST PRODUCTS & PAPER--4.3%
6,200   International Paper Co..................      221,526
7,500   Weyerhaeuser Co.........................      405,000
                                                  -----------
                                                      626,526
                                                  -----------
        HEALTH CARE PROVIDERS--2.8%
9,100   HCA Inc.................................      291,564
10,050  Tenet Healthcare Corp.*.................      117,083
                                                  -----------
                                                      408,647
                                                  -----------
        HEAVY MACHINERY--3.6%
4,600   Deere & Co..............................      210,220
4,500   United Technologies Corp................      318,735
                                                  -----------
                                                      528,955
                                                  -----------
        INSURANCE--8.7%
10,500  Ace Ltd.................................      360,044
9,600   Marsh & McLennan Co., Inc...............      490,272
11,800  St. Paul Co., Inc.......................      430,818
                                                  -----------
                                                    1,281,134
                                                  -----------
        MEDIA--BROADCASTING & PUBLISHING--2.1%
12,000  News Corp., Ltd--SP ADR.................      300,600
                                                  -----------
        MEDICAL--HMO--2.4%
4,100   Wellpoint Health Networks, Inc.*........      345,630
                                                  -----------
        MEDICAL SUPPLIES--5.0%
9,200   Baxter International, Inc...............      239,200
11,200  Guidant Corp............................      497,168
                                                  -----------
                                                      736,368
                                                  -----------
        OIL & GAS--4.8%
4,100   Anadarko Petroleum Corp.................      182,327

   The accompanying notes are an integral part of these financial statements.

BUSINESS OPPORTUNITY VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 2003

                                                    VALUE
SHARES                                             (NOTE 1)
------                                            -----------
        OIL & GAS (CONTINUED)
4,300   ChevronTexaco Corp......................  $   310,460
3,800   ConocoPhillips..........................      208,240
                                                  -----------
                                                      701,027
                                                  -----------
        PHARMACEUTICALS--4.0%
4,000   Biogen, Inc.*...........................      152,000
5,300   Genzyme Corp.*..........................      221,540
6,400   Pfizer, Inc.............................      218,560
                                                  -----------
                                                      592,100
                                                  -----------
        RETAILERS--4.2%
6,800   Federated Department Stores, Inc........      250,580
10,900  Home Depot, Inc.........................      361,008
                                                  -----------
                                                      611,588
                                                  -----------
                                                    VALUE
SHARES                                             (NOTE 1)
------                                            -----------
        TOTAL INVESTMENTS AT MARKET VALUE--94.4%
          (Cost $13,429,043)....................  $13,824,143
        OTHER ASSETS IN EXCESS OF
          LIABILITIES--5.6%.....................      816,403
                                                  -----------
        NET ASSETS--100.0%......................  $14,640,546
                                                  ===========

NOTES TO THE PORTFOLIO OF INVESTMENTS:

SP ADR--Sponsored American Depository Receipt
*    Non-Income Producing Security
Percentages indicated are based on net assets.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003

                              BRANDES                   FRONTIER CAPITAL  CLIFTON ENHANCED    BUSINESS
                           INTERNATIONAL  TURNER CORE     APPRECIATION      U.S. EQUITY     OPPORTUNITY
                            EQUITY FUND   GROWTH FUND         FUND              FUND         VALUE FUND
                           -------------  ------------  ----------------  ----------------  ------------
ASSETS:
  Investments, at value
    (Note 1)*/**--see
    accompanying
    Portfolio of
    Investments..........  $138,091,283   $78,030,422     $ 94,387,280      $         --    $13,824,143
  Cash...................     2,121,831       390,493        2,252,532         9,040,664      1,337,045
  Cash denominated in
    foreign
    currencies***........       121,810            --               --                --             --
  Receivable from:
    Securities sold......            --       913,170          367,736                --             --
    Dividends and
      interest...........       410,931        32,369           34,340               609         23,580
    Investment Adviser,
      net (Note 2).......            --            --               --             4,604          4,703
    Tax reclaim
      receivable.........        48,670            --            1,007                --             --
  Prepaid expenses.......        12,347         6,296            7,759                --          1,237
                           ------------   ------------    ------------      ------------    -----------
        Total assets.....   140,806,872    79,372,750       97,050,654         9,045,877     15,190,708
                           ------------   ------------    ------------      ------------    -----------
LIABILITIES:
  Payable for:
    Securities
      purchased..........            --     1,001,514           46,200                --        520,826
    Investment Adviser,
      net (Note 2).......       216,147        66,594          172,562                --             --
    Payable for daily
      variation margin on
      open financial
      futures contracts
      (Note 5)...........            --            --               --            12,884             --
    Collateral for
      securities loaned
      (Note 1)...........    13,352,399     9,370,940       13,645,909                --             --
    Accrued expenses and
      other
      liabilities........        38,949        29,432           28,012            12,281         29,336
                           ------------   ------------    ------------      ------------    -----------
        Total
          liabilities....    13,607,495    10,468,480       13,892,683            25,165        550,162
                           ------------   ------------    ------------      ------------    -----------
NET ASSETS...............  $127,199,377   $68,904,270     $ 83,157,971      $  9,020,712    $14,640,546
                           ============   ============    ============      ============    ===========
NET ASSETS CONSIST OF:
  Paid-in capital........  $155,756,347   $95,697,065     $ 95,192,147      $ 28,448,335    $16,076,473
  Undistributed net
    investment income
    (distributions in
    excess of net
    investment income)...     1,167,003        51,726         (252,851)           (4,546)        53,966
  Accumulated net
    realized (loss) on
    investments, futures
    contracts, and net
    other assets.........    (2,207,232)  (35,364,102)     (18,787,588)      (19,423,077)    (1,884,993)
  Net unrealized
    appreciation
    (depreciation) on
    investments, futures
    contracts, and net
    other assets.........   (27,516,741)    8,519,581        7,006,263                --        395,100
                           ------------   ------------    ------------      ------------    -----------
NET ASSETS...............  $127,199,377   $68,904,270     $ 83,157,971      $  9,020,712    $14,640,546
                           ============   ============    ============      ============    ===========
SHARES OUTSTANDING.......    11,588,667     6,106,647        5,464,224           860,040      1,713,997
                           ============   ============    ============      ============    ===========
Net asset value, offering
  price and redemption
  price per share........  $      10.98   $     11.28     $      15.22      $      10.49    $      8.54
                           ============   ============    ============      ============    ===========

  * Cost of
    investments..........  $165,611,959   $69,510,841     $ 87,381,017      $         --    $13,429,043
 ** Includes securities
    on loan with market
    values of............  $ 12,565,229   $ 8,907,278     $ 13,025,513      $         --    $        --
*** Cost of cash
    denominated in
    foreign currencies...  $    121,974   $        --     $         --      $         --    $        --

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2003

                              BRANDES                  FRONTIER CAPITAL  CLIFTON ENHANCED   BUSINESS
                           INTERNATIONAL  TURNER CORE    APPRECIATION      U.S. EQUITY     OPPORTUNITY
                            EQUITY FUND   GROWTH FUND        FUND              FUND        VALUE FUND
                           -------------  -----------  ----------------  ----------------  -----------
INVESTMENT INCOME:
  Interest*..............   $    28,700   $    6,584     $    13,639       $   123,537     $    1,806
  Dividends**............     1,715,772      271,713         152,202             7,329        104,437
                            -----------   ----------     -----------       -----------     ----------
        Total investment
          income.........     1,744,472      278,297         165,841           130,866        106,243
                            -----------   ----------     -----------       -----------     ----------
EXPENSES:
  Investment Advisory fee
    (Note 2).............       431,387      145,334         328,841            40,148         37,756
  Custody, fund
    accounting, transfer
    agent and
    administration
    fees.................        96,751       69,141          57,076            58,943         48,190
  Professional fees......        24,927       16,588          19,013               237         11,412
  Shareholder
    reporting............         6,944        3,275           4,636               933            751
  Directors' fees and
    expenses.............         6,148        2,173           1,153             2,151             52
  Other..................        12,099        7,064           7,973            11,613          3,013
                            -----------   ----------     -----------       -----------     ----------
        Total expenses...       578,256      243,575         418,692           114,025        101,174
                            -----------   ----------     -----------       -----------     ----------
  Less: Expenses
    reimbursable by the
    Adviser (Note 2).....        (1,059)     (17,500)             --           (48,783)       (48,897)
                            -----------   ----------     -----------       -----------     ----------
  Net operating
    expenses.............       577,197      226,075         418,692            65,242         52,277
                            -----------   ----------     -----------       -----------     ----------
NET INVESTMENT INCOME
  (LOSS).................     1,167,275       52,222        (252,851)           65,624         53,966
                            -----------   ----------     -----------       -----------     ----------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Net realized gain
    (loss) on:
    Investment
      transactions.......    (1,269,642)     (91,317)     (3,522,944)       (2,002,572)      (388,987)
    Foreign currency
      transactions.......        22,622           --             (33)               --             --
    Futures contracts....            --           --              --         1,041,805             --
                            -----------   ----------     -----------       -----------     ----------
        Net realized
          (loss).........    (1,247,020)     (91,317)     (3,522,977)         (960,767)      (388,987)
                            -----------   ----------     -----------       -----------     ----------
  Net change in
    unrealized
    appreciation
    (depreciation) on:
    Investments..........    10,773,447    8,724,694      17,602,172         1,330,747      1,432,657
    Forward currency and
      net other assets...        (4,407)          --              --                --             --
    Futures contracts....            --           --              --           993,625             --
                            -----------   ----------     -----------       -----------     ----------
        Net change in
          unrealized
          appreciation...    10,769,040    8,724,694      17,602,172         2,324,372      1,432,657
                            -----------   ----------     -----------       -----------     ----------
NET REALIZED AND
  UNREALIZED GAIN........     9,522,020    8,633,377      14,079,195         1,363,605      1,043,670
                            -----------   ----------     -----------       -----------     ----------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............   $10,689,295   $8,685,599     $13,826,344       $ 1,429,229     $1,097,636
                            ===========   ==========     ===========       ===========     ==========

 * Net of securities
   lending of:...........   $    26,007   $    2,755     $     9,716       $        30     $       --

** Net of foreign taxes
   withheld of:..........   $   297,281   $    1,577     $     2,126       $        --     $      868

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                     BRANDES INTERNATIONAL                 TURNER CORE
                                          EQUITY FUND                      GROWTH FUND
                                -------------------------------  -------------------------------
                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                 JUNE 30, 2003    DECEMBER 31,    JUNE 30, 2003    DECEMBER 31,
                                  (UNAUDITED)         2002         (UNAUDITED)         2002
                                ----------------  -------------  ----------------  -------------
INCREASE (DECREASE) IN NET
  ASSETS FROM:
OPERATIONS:
  Net investment income.......    $  1,167,275    $  1,702,255     $     52,222    $    182,403
  Net realized gain (loss) on
    investments and foreign
    currency transactions.....      (1,247,020)      3,846,968          (91,317)    (17,594,661)
  Net change in unrealized
    appreciation
    (depreciation) on
    investments, forward
    currency contracts,
    foreign currency and other
    assets....................      10,769,040     (26,787,067)       8,724,694      (2,186,018)
                                  ------------    ------------     ------------    ------------
        Net increase
          (decrease) in net
          assets resulting
          from operations.....      10,689,295     (21,237,844)       8,685,599     (19,598,276)
                                  ------------    ------------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
    income....................        (107,636)     (1,681,740)          (7,339)       (175,560)
  From net realized capital
    gains.....................              --      (4,129,964)              --              --
                                  ------------    ------------     ------------    ------------
        Total distributions to
          shareholders........        (107,636)     (5,811,704)          (7,339)       (175,560)
                                  ------------    ------------     ------------    ------------
FUND SHARE TRANSACTIONS (NOTE
  4):
  Proceeds from shares sold...      15,200,097      45,567,474        6,586,161      37,278,564
  Net asset value of shares
    issued on reinvestment of
    distributions.............         107,636       5,811,704            7,339         175,560
  Cost of shares
    repurchased...............     (19,983,413)    (25,942,452)     (13,347,437)    (11,022,295)
                                  ------------    ------------     ------------    ------------
        Net increase
          (decrease) in net
          assets resulting
          from Fund share
          transactions........      (4,675,680)     25,436,726       (6,753,937)     26,431,829
                                  ------------    ------------     ------------    ------------
TOTAL CHANGE IN NET ASSETS....       5,905,979      (1,612,822)       1,924,323       6,657,993
NET ASSETS:
  Beginning of period.........     121,293,398     122,906,220       66,979,947      60,321,954
                                  ------------    ------------     ------------    ------------
  End of period*..............    $127,199,377    $121,293,398     $ 68,904,270    $ 66,979,947
                                  ============    ============     ============    ============

* Including undistributed net
  investment
  income of:..................    $  1,167,003    $    107,364     $     51,726    $      6,843

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       FRONTIER CAPITAL               CLIFTON ENHANCED U.S.
                                       APPRECIATION FUND                   EQUITY FUND
                                -------------------------------  -------------------------------
                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                 JUNE 30, 2003    DECEMBER 31,    JUNE 30, 2003    DECEMBER 31,
                                  (UNAUDITED)         2002         (UNAUDITED)         2002
                                ----------------  -------------  ----------------  -------------
INCREASE (DECREASE) IN NET
  ASSETS FROM:
OPERATIONS:
  Net investment income
    (loss)....................    $   (252,851)   $   (548,333)    $     65,624    $    864,913
  Net realized gain (loss) on
    investments, options and
    futures contracts.........      (3,522,977)     (8,302,228)        (960,767)     (8,850,141)
  Net change in unrealized
    appreciation
    (depreciation) on
    investments, options,
    futures contracts and
    other assets..............      17,602,172     (14,615,591)       2,324,372      (3,097,700)
                                  ------------    ------------     ------------    ------------
        Net increase
          (decrease) in net
          assets resulting
          from operations.....      13,826,344     (23,466,152)       1,429,229     (11,082,928)
                                  ------------    ------------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
    income....................              --              --          (20,151)       (924,501)
  In excess of net investment
    income....................              --              --               --         (17,983)
                                  ------------    ------------     ------------    ------------
        Total distributions to
          shareholders........              --              --          (20,151)       (942,484)
                                  ------------    ------------     ------------    ------------
FUND SHARE TRANSACTIONS (NOTE
  4):
  Proceeds from shares sold...      14,684,955      45,194,281        2,989,837      14,963,600
  Net asset value of shares
    issued on reinvestment of
    distributions.............              --              --           20,151         942,484
  Cost of shares
    repurchased...............     (18,041,100)    (34,250,016)     (18,657,699)    (24,738,206)
                                  ------------    ------------     ------------    ------------
        Net increase
          (decrease) in net
          assets resulting
          from Fund share
          transactions........      (3,356,145)     10,944,265      (15,647,711)     (8,832,122)
                                  ------------    ------------     ------------    ------------
TOTAL CHANGE IN NET ASSETS....      10,470,199     (12,521,887)     (14,238,633)    (20,857,534)
NET ASSETS:
  Beginning of period.........      72,687,772      85,209,659       23,259,345      44,116,879
                                  ------------    ------------     ------------    ------------
  End of period*..............    $ 83,157,971    $ 72,687,772     $  9,020,712    $ 23,259,345
                                  ============    ============     ============    ============

* Including distributions in
  excess of net investment
  income of:..................    $   (252,851)   $         --     $     (4,546)   $    (50,019)

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               BUSINESS OPPORTUNITY
                                                    VALUE FUND
                                          ------------------------------
                                          SIX MONTHS ENDED   YEAR ENDED
                                           JUNE 30, 2003    DECEMBER 31,
                                            (UNAUDITED)       2002(A)
                                          ----------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income.................    $    53,966     $    67,534
  Net realized gain (loss) on
    investments.........................       (388,987)     (1,496,006)
  Net change in unrealized appreciation
    (depreciation) on investments, and
    other assets........................      1,432,657      (1,037,557)
                                            -----------     -----------
        Net increase (decrease) in net
          assets resulting from
          operations....................      1,097,636      (2,466,029)
                                            -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............             --         (67,602)
                                            -----------     -----------
        Total distributions to
          shareholders..................             --         (67,602)
                                            -----------     -----------
FUND SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares sold.............      3,021,847       3,367,042
  Net asset value of shares issued on
    reinvestment of distributions.......             --          67,602
  Cost of shares repurchased............       (258,355)       (121,595)
                                            -----------     -----------
        Net increase (decrease) in net
          assets resulting from Fund
          share transactions............      2,763,492       3,313,049
                                            -----------     -----------
TOTAL CHANGE IN NET ASSETS..............      3,861,128         779,418
NET ASSETS:
  Beginning of period...................     10,779,418      10,000,000
                                            -----------     -----------
  End of period*........................    $14,640,546     $10,779,418
                                            ===========     ===========

* Including undistributed net investment
  income of:............................    $    53,966     $        --

(a)  Fund commenced operations on February 1, 2002.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                   BRANDES INTERNATIONAL EQUITY FUND
                           ---------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                            JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                              2003      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                           (UNAUDITED)      2002          2001          2000          1999          1998
                           -----------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....   $   9.97      $  12.37      $  14.95      $ 15.52       $ 10.84       $  9.96
                            --------      --------      --------      -------       -------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income...............       0.10          0.14          0.18         0.18          0.10          0.09
  Net realized and
    unrealized gain
    (loss) on
    investments..........       0.92         (2.04)        (2.09)        0.57          5.09          1.44
                            --------      --------      --------      -------       -------       -------
        Total from
          investment
          operations.....       1.02         (1.90)        (1.91)        0.75          5.19          1.53
                            --------      --------      --------      -------       -------       -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............      (0.01)        (0.14)        (0.17)       (0.18)        (0.09)        (0.06)
  From net realized
    capital gains........         --         (0.36)        (0.43)       (1.14)        (0.42)        (0.53)
  In excess of net
    realized capital
    gains................         --            --         (0.07)          --            --         (0.06)
                            --------      --------      --------      -------       -------       -------
        Total
         distributions...      (0.01)        (0.50)        (0.67)       (1.32)        (0.51)        (0.65)
                            --------      --------      --------      -------       -------       -------
NET ASSET VALUE, END OF
  PERIOD.................   $  10.98      $   9.97      $  12.37      $ 14.95       $ 15.52       $ 10.84
                            ========      ========      ========      =======       =======       =======
TOTAL RETURN.............      10.22%*      (15.30)%      (12.77)%       4.88%        47.86%        15.37%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's).......   $127,199      $121,293      $122,906      $96,292       $48,508       $12,383
  Net expenses to average
    daily net assets.....       0.99%**       0.97%         1.01%        1.05%         1.24%         1.30%
  Net investment income
    to average daily net
    assets...............       2.00%**       1.34%         1.56%        1.59%         1.31%         1.00%
  Portfolio turnover
    rate.................          7%*          23%           20%          18%           19%          116%
  Without the
    reimbursement of
    expenses by the
    adviser, the ratios
    of net expenses and
    net investment income
    (loss) to average net
    assets would have
    been:
  Expenses...............       0.99%**+        N/A         1.02%        1.19%         1.93%         3.57%
  Net investment income
    (loss)...............       2.00%**+        N/A         1.55%        1.45%         0.61%        (1.27)%

*    Not annualized.
**   Annualized for periods less than one year.
+    Waiver rounds to less that 0.01%

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        TURNER CORE GROWTH FUND
                           ---------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                            JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                              2003      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                           (UNAUDITED)      2002          2001          2000          1999          1998
                           -----------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $  9.82      $ 13.40       $ 17.56       $ 22.93       $ 17.84       $ 13.50
                             -------      -------       -------       -------       -------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income...............       0.01         0.03          0.02          0.01          0.02          0.02
  Net realized and
    unrealized gain
    (loss) on
    investments..........       1.45        (3.58)        (4.16)        (2.48)         6.92          4.64
                             -------      -------       -------       -------       -------       -------
        Total from
          investment
          operations.....       1.46        (3.55)        (4.14)        (2.47)         6.94          4.66
                             -------      -------       -------       -------       -------       -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............      (0.00)+      (0.03)        (0.02)        (0.01)        (0.02)        (0.03)
  From net realized
    capital gains........         --           --            --         (2.89)        (1.83)        (0.29)
                             -------      -------       -------       -------       -------       -------
        Total
         distributions...      (0.00)       (0.03)        (0.02)        (2.90)        (1.85)        (0.32)
                             -------      -------       -------       -------       -------       -------
NET ASSET VALUE, END OF
  PERIOD.................    $ 11.28      $  9.82       $ 13.40       $ 17.56       $ 22.93       $ 17.84
                             =======      =======       =======       =======       =======       =======
TOTAL RETURN.............      14.88%*     (26.52)%      (23.60)%      (11.15)%       40.11%        34.56%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's).......    $68,904      $66,980       $60,322       $42,686       $52,926       $13,880
  Net expenses to average
    daily net assets.....       0.70%**      0.70%         0.70%         0.70%         0.70%         0.70%
  Net investment income
    to average daily net
    assets...............       0.16%**      0.29%         0.12%         0.05%         0.19%         0.31%
  Portfolio turnover
    rate.................         89%*        279%          337%          421%          286%          242%
  Without the
    reimbursement of
    expenses by the
    adviser, the ratios
    of net expenses and
    net investment income
    (loss) to average net
    assets would have
    been:
  Expenses...............       0.75%**      0.75%         0.90%         0.91%         1.40%         3.42%
  Net investment income
    (loss)...............       0.11%**      0.24%        (0.08)%       (0.16)%       (0.51)%       (2.41)%

*    Not annualized.
**   Annualized for periods less than one year.
+    Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                  FRONTIER CAPITAL APPRECIATION FUND
                           ---------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                            JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                              2003      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                           (UNAUDITED)      2002          2001          2000          1999          1998
                           -----------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $ 12.65      $ 16.93       $ 17.25       $ 21.12       $ 15.09       $ 14.92
                             -------      -------       -------       -------       -------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss....      (0.05)       (0.10)        (0.07)           --         (0.09)        (0.04)
  Net realized and
    unrealized gain
    (loss) on
    investments..........       2.62        (4.18)        (0.10)         1.72          6.74          0.29
                             -------      -------       -------       -------       -------       -------
        Total from
          investment
          operations.....       2.57        (4.28)        (0.17)         1.72          6.65          0.25
                             -------      -------       -------       -------       -------       -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net realized
    capital gains........         --           --            --         (5.59)        (0.62)        (0.08)
  In excess of net
    realized capital
    gains................         --           --         (0.15)           --            --            --
                             -------      -------       -------       -------       -------       -------
        Total
         distributions...         --           --         (0.15)        (5.59)        (0.62)        (0.08)
                             -------      -------       -------       -------       -------       -------
NET ASSET VALUE, END OF
  PERIOD.................    $ 15.22      $ 12.65       $ 16.93       $ 17.25       $ 21.12       $ 15.09
                             =======      =======       =======       =======       =======       =======
TOTAL RETURN.............      20.32%*     (25.28)%       (1.00)%        7.66%        44.17%         1.68%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's).......    $83,158      $72,688       $85,210       $68,209       $47,919       $31,778
  Net expenses to average
    daily net assets.....       1.15%**      1.13%         1.15%         1.15%         1.15%         1.15%
  Net investment loss to
    average daily net
    assets...............      (0.69)%**     (0.70)%      (0.48)%       (0.23)%       (0.57)%       (0.32)%
  Portfolio turnover
    rate.................         18%*         33%           30%          103%           75%           68%
  Without the
    reimbursement of
    expenses by the
    adviser, the ratios
    of net expenses and
    net investment loss
    to average net assets
    would have been:
  Expenses...............        N/A          N/A           N/A          1.23%         1.47%         1.75%
  Net investment loss....        N/A          N/A           N/A         (0.31)%       (0.90)%       (0.92)%

*    Not annualized.
**   Annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                   CLIFTON ENHANCED U.S. EQUITY FUND
                           ---------------------------------------------------------------------------------
                           SIX MONTHS
                              ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                            JUNE 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                              2003      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                           (UNAUDITED)      2002        2001(1)       2000(2)         1999          1998
                           -----------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $ 9.74       $ 13.56       $ 16.32       $ 20.97       $ 18.07       $ 15.09
                             ------       -------       -------       -------       -------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income...............      0.04          0.36          0.55          0.61          0.10          0.11
  Net realized and
    unrealized gain
    (loss) on
    investments..........      0.73         (3.77)        (2.67)        (2.64)         4.60          3.45
                             ------       -------       -------       -------       -------       -------
        Total from
          investment
          operations.....      0.77         (3.41)        (2.12)        (2.03)         4.70          3.56
                             ------       -------       -------       -------       -------       -------
LESS DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............     (0.02)        (0.41)        (0.55)        (0.59)        (0.10)        (0.10)
  In excess of net
    investment income....        --            --         (0.09)           --            --         (0.01)
  From net realized
    capital gains........        --            --            --         (2.03)        (1.70)        (0.35)
  In excess of net
    realized capital
    gains................        --            --            --            --            --         (0.12)
                             ------       -------       -------       -------       -------       -------
        Total
         distributions...     (0.02)        (0.41)        (0.64)        (2.62)        (1.80)        (0.58)
                             ------       -------       -------       -------       -------       -------
NET ASSET VALUE, END OF
  PERIOD.................    $10.49       $  9.74       $ 13.56       $ 16.32       $ 20.97       $ 18.07
                             ======       =======       =======       =======       =======       =======
TOTAL RETURN.............      7.91%*      (25.10)%      (13.02)%       (9.96)%       26.07%        23.69%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's).......    $9,021       $23,259       $44,117       $27,558       $22,863       $15,082
  Net expenses to average
    daily net assets.....      0.65%**       0.63%         0.64%         0.69%         0.80%         0.80%
  Net investment income
    to average daily net
    assets...............      0.65%**       2.19%         4.20%         3.36%         0.56%         0.80%
  Portfolio turnover
    rate.................       191%*          95%          128%          179%           69%           50%
  Without the
    reimbursement of
    expenses by the
    adviser, the ratios
    of net expenses and
    net investment income
    (loss) to average net
    assets would have
    been:
  Expenses...............      1.14%**       0.79%         0.78%         1.22%         1.63%         2.34%
  Net investment income
    (loss)...............      0.17%**       2.03%         4.06%         2.83%        (0.26)%       (0.74)%

(1) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains and losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.001%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2) As of May 1, 2000, the Fund achieved its objective through a strategy of investing in securities to create a synthetically enhanced S&P product as noted in Note 1.
*    Not annualized.
**   Annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             BUSINESS OPPORTUNITY
                                                  VALUE FUND
                                          ---------------------------
                                           SIX MONTHS
                                              ENDED      PERIOD ENDED
                                          JUNE 30, 2003  DECEMBER 31,
                                           (UNAUDITED)     2002(A)
                                          -------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD....     $  7.83       $ 10.00
                                             -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................        0.03          0.05
  Net realized and unrealized gain
    (loss) on investments...............        0.68         (2.17)
                                             -------       -------
        Total from investment
        operations......................        0.71         (2.12)
                                             -------       -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............          --         (0.05)
                                             -------       -------
        Total distributions.............          --         (0.05)
                                             -------       -------
NET ASSET VALUE, END OF PERIOD..........     $  8.54       $  7.83
                                             =======       =======
TOTAL RETURN*...........................        9.07%       (21.20)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).....     $14,641       $10,779
  Net expenses to average daily net
    assets**............................        0.90%         0.90%
  Net investment income to average daily
    net assets**........................        0.93%         0.71%
  Portfolio turnover rate*..............          32%           75%
  Without the reimbursement of expenses
    by the adviser, the ratios of net
    expenses and net investment income
    (loss) to average net assets would
    have been:
  Expenses**............................        1.74%         1.90%
  Net investment income (loss)**........        0.09%        (0.29)%

(a)  Fund commenced operations on February 1, 2002.
*    Not annualized.
**   Annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2003, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (singularly the "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund. Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003 (see Note
8).

The Company offers its shares to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance policies offered by members of M Financial Group and issued by certain life insurance companies affiliated with M Financial Group. Shares of the Company may also be sold to qualified pension and retirement plans. In addition, at June 30, 2003, shares of the Company were offered to separate accounts funding variable annuity and variable life contracts issued by John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Security Life of Denver Insurance Co. and Pruco Life Insurance Co.

Brandes International Equity Fund's investment objective is long-term capital appreciation by investing principally in equity securities of foreign issuers, focusing on stocks with capitalizations of $1 billion or more. Turner Core Growth Fund seeks long-term capital appreciation through a diversified portfolio of common stocks of mainly U.S. companies that show strong earning potential with reasonable market prices. Frontier Capital Appreciation Fund seeks maximum capital appreciation through investment in common stocks of U.S companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalization of those companies found in the Russell 2500. Clifton Enhanced U.S. Equity Fund's objective is to achieve above-market total return by using a combination of Standard & Poor's 500 Composite Stock Price Index futures contracts and a cash portfolio to create a synthetic enhanced S&P 500 product. Business Opportunity Value Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. issuers in the large-to-medium capitalization segment of the U.S. stock market.

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

USE OF ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on that exchange. If no sale occurs, equity securities traded on a U.S. exchange are

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equities traded on a foreign exchange, for which no sale occurs, are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the investment adviser's opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors.

REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (i.e. collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' Investment Adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

FOREIGN CURRENCY

Brandes International Equity Fund may invest in non-U.S. dollar denominated assets. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

Brandes International Equity Fund may enter into forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at settlement date.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts can limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FUTURES CONTRACTS

The Brandes International Equity Fund and Clifton Enhanced U.S. Equity Fund may invest in futures. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a temporary substitute for purchasing or selling specific securities. The Brandes International Equity Fund may enter into futures transactions only as a hedge against the risk of unexpected changes in the value of securities held or intended to be held by the Fund. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation. The use of futures contracts involves the risk of imperfect correlation in movement in the price of the futures contracts compared to the underlying hedged assets. The Clifton Enhanced U.S. Equity Fund may enter into futures transactions to have a 100% exposure to the S&P 500. The loss from investing in futures that are unhedged or uncovered, is potentially unlimited. The Funds enter into futures contracts only on exchanges or boards of trade where the exchange or board of trade acts as the counter party to the transaction. Thus, credit risk on such transactions is limited to the failure of the exchange or board of trade.

Upon entering into a futures contract, the Fund is required to make initial margin deposits with the broker or segregate liquid investments to satisfy the broker's margin requirements. Initial margin deposits are recorded as assets and held in a segregated account at the custodian. During the period the futures contract

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" the contract on a daily basis to reflect the value of the contract's settlement price at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses, respectively, are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract.

OPTIONS CONTRACTS

The Brandes International Equity Fund and Clifton Enhanced U.S. Equity Fund may purchase or write options.

A purchased option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The premium received for a written option is recorded as a liability. The liability is marked-to-market daily based on the option's quoted market price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. The liability related to such options is also eliminated when this occurs. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the underlying security purchased.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. This loss can be greater than premium received. In addition, the Fund could be exposed to risks if the counterparties to the transactions are unable to meet the terms of the contracts.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between funds by the Company.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

SECURITY LENDING

The Funds may lend their securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value plus accrued interest of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. The Funds receive compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

At June 30, 2003, the value of the securities on loan and the value of the related collateral were as follows:

                                           MARKET VALUE OF
                                          LOANED SECURITIES  COLLATERAL VALUE
                                          -----------------  ----------------
Brandes International Equity Fund.......     $12,565,229       $13,352,399
Turner Core Growth Fund.................       8,907,278         9,370,940
Frontier Capital Appreciation Fund......      13,025,513        13,645,909

FEDERAL INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary. The Brandes International Equity

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund elected to defer to their fiscal year ending December 31, 2003, $326,360, $1,199,195 and $298,317 of losses recognized during the period November 1, 2002 to December 31, 2002, respectively.

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"). The Advisory Agreement provides for the Funds to pay the Adviser a quarterly fee at an annual rate of the value of each Fund's average daily net assets as follows:

FUND                                                               TOTAL ADVISORY FEES
----                                                --------------------------------------------------
Brandes International Equity Fund.................  1.10% on the first $10 million
                                                    0.95% on the next $10 million
                                                    0.75% on the next $30 million
                                                    0.65% on the amounts above $50 million
Turner Core Growth Fund...........................  0.45%
Frontier Capital Appreciation Fund................  0.90%
Clifton Enhanced U.S. Equity Fund.................  0.40% on the first $25 million
                                                    0.35% on the amounts above $25 million
Business Opportunity Value Fund...................  0.65% on the first $50 million
                                                    0.60% on the next $50 million
                                                    0.55% on the next $100 million
                                                    0.50% on the amounts above $200 million

The Adviser has engaged Brandes Investment Partners, L.P., Turner Investment Partners, Inc., Frontier Capital Management Company, LLC, The Clifton Group and Iridian Asset Management LLC to act as sub-advisers to provide day to day portfolio management for the Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund, Clifton Enhanced U.S. Equity Fund and Business Opportunity Value Fund, respectively.

For the period from May 1, 2003 to April 30, 2004, the Adviser has contractually agreed to reimburse each fund for any expenses (other than advisory fees, brokerage on other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a fund's annualized average net assets.

Prior to May 1, 2003, the Adviser had voluntarily agreed to pay expenses of the Company (but not including the advisory fee, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each fund, exceeded 0.25% of the estimated average daily net assets of the Fund on an annual basis.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Adviser has retained the services of Sub-Advisers to provide the day-to-day portfolio management for the Funds. As compensation for their services, each Sub-Adviser receives a fee (paid by the Adviser) based on the average daily net assets of the applicable Fund at the following annual rates:

FUND                                                             TOTAL SUB-ADVISORY FEES
----                                                --------------------------------------------------
Brandes International Equity Fund.................  0.95% on the first $10 million
                                                    0.80% on the next $10 million
                                                    0.60% on the next $30 million
                                                    0.50% on the amounts above $50 million
Turner Core Growth Fund...........................  0.30%
Frontier Capital Appreciation Fund................  0.75%
Clifton Enhanced U.S. Equity Fund.................  0.25% on the first $25 million
                                                    0.10% on the amounts above $25 million
Business Opportunity Value Fund...................  0.50% on the first $50 million
                                                    0.45% on the next $50 million
                                                    0.40% on the next $100 million
                                                    0.35% on the amounts above $200 million

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for these services.

No officer, director or employee of the Adviser, or sub-advisers receives any compensation from the Company for serving as a director or officer of the Company. The Company paid each Director who is not an officer or employee of the Adviser and their affiliates, $10,000 per annum plus $500 per meeting attended and reimbursed each such Director for travel and out-of-pocket expenses.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2003, were as follows:

                                                  NON-U.S.
                                           GOVERNMENT SECURITIES
                                          ------------------------
                                           PURCHASES      SALES
                                          -----------  -----------
Brandes International Equity Fund.......  $ 8,315,245  $13,154,333
Turner Core Growth Fund.................   57,520,951   63,252,648
Frontier Capital Appreciation Fund......   12,776,320   15,727,814
Clifton Enhanced U.S. Equity Fund.......   11,663,002    6,929,338
Business Opportunity Value Fund.........    6,168,935    3,518,480

                                          U.S. GOVERNMENT OBLIGATIONS
                                          ----------------------------
                                            PURCHASES        SALES
                                          -------------  -------------
Turner Core Growth Fund.................   $        --    $   316,160
Clifton Enhanced U.S. Equity Fund.......    18,531,689     32,036,467

At June 30, 2003, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

                                                                            TAX BASIS
                                  FEDERAL      TAX BASIS     TAX BASIS      UNREALIZED
                                 INCOME TAX    UNREALIZED    UNREALIZED   APPRECIATION/
                                    COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                ------------  ------------  ------------  --------------
Brandes International Equity
  Fund........................  $165,611,959  $ 6,843,527   $(34,364,203)  $(27,520,676)
Turner Core Growth Fund.......    69,510,841    8,984,312       (464,731)     8,519,581
Frontier Capital Appreciation
  Fund........................    87,381,017   16,405,267     (9,399,004)     7,006,263
Business Opportunity Value
  Fund........................    13,429,043      906,127       (511,027)       395,100

4. COMMON STOCK

The Fund is authorized to issue and has classified 500,000,000 shares of common stock with a $0.001 par value. At June 30, 2003, authorized shares were allocated to each Portfolio as follows:

PORTFOLIO                                           AUTHORIZED SHARES
---------                                           -----------------
Brandes International Equity Fund.................     100,000,000
Turner Core Growth Fund...........................     100,000,000
Frontier Capital Appreciation Fund................     100,000,000
Clifton Enhanced U.S. Equity Fund.................     100,000,000
Business Opportunity Value Fund...................     100,000,000

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. COMMON STOCK (CONTINUED)

Changes in the capital shares outstanding were as follows:

                                      BRANDES INTERNATIONAL                   TURNER CORE
                                           EQUITY FUND                        GROWTH FUND
                                ---------------------------------  ---------------------------------
                                   SIX MONTHS          YEAR           SIX MONTHS          YEAR
                                     ENDED             ENDED            ENDED             ENDED
                                 JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003     DECEMBER 31,
                                  (UNAUDITED)          2002          (UNAUDITED)          2002
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................       1,522,951         3,922,187          630,660        3,300,214
Shares repurchased............      (2,106,133)       (2,281,517)      (1,346,455)        (996,649)
Distributions reinvested......           9,723           587,968              652           17,896
                                 -------------     -------------    -------------     ------------
Net increase..................        (573,459)        2,228,638         (715,143)       2,321,461
Fund Shares:
  Beginning of period.........      12,162,126         9,933,488        6,821,790        4,500,329
                                 -------------     -------------    -------------     ------------
  End of period...............      11,588,667        12,162,126        6,106,647        6,821,790
                                 =============     =============    =============     ============

                                        FRONTIER CAPITAL                   CLIFTON ENHANCED
                                        APPRECIATION FUND                  U.S. EQUITY FUND
                                ---------------------------------  ---------------------------------
                                   SIX MONTHS          YEAR           SIX MONTHS          YEAR
                                     ENDED             ENDED            ENDED             ENDED
                                 JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003     DECEMBER 31,
                                  (UNAUDITED)          2002          (UNAUDITED)          2002
                                ----------------  ---------------  ----------------  ---------------
Shares sold...................       1,135,674         3,039,730          308,961         1,256,681
Shares repurchased............      (1,415,625)       (2,329,313)      (1,838,668)       (2,220,927)
Distributions reinvested......              --                --            1,923            97,766
                                 -------------     -------------    -------------     -------------
Net increase..................        (279,951)          710,417       (1,527,784)         (866,480)
Fund Shares:
  Beginning of period.........       5,744,175         5,033,758        2,387,824         3,254,304
                                 -------------     -------------    -------------     -------------
  End of period...............       5,464,224         5,744,175          860,040         2,387,824
                                 =============     =============    =============     =============

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. COMMON STOCK (CONTINUED)

                                                BUSINESS OPPORTUNITY
                                                     VALUE FUND
                                          ---------------------------------
                                             SIX MONTHS          YEAR
                                               ENDED             ENDED
                                           JUNE 30, 2003     DECEMBER 31,
                                            (UNAUDITED)         2002(A)
                                          ----------------  ---------------
Shares sold.............................         369,311          382,831
Shares repurchased......................         (32,544)         (14,313)
Distributions reinvested................              --            8,712
                                           -------------     ------------
Net increase............................         336,767          377,230
Fund Shares:
  Beginning of period...................       1,377,230        1,000,000
                                           -------------     ------------
  End of period.........................       1,713,997        1,377,230
                                           =============     ============

-------------------

(a)  Fund commenced operations on February 1, 2002.

5. FINANCIAL INSTRUMENTS

Brandes International Equity Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The Clifton Enhanced U.S. Equity Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities to maintain a 100% exposure to the S&P 500 Composite Stock Price Index (the "S&P 500"). The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding futures contracts at June 30, 2003 for the Clifton Enhanced U.S. Equity Fund.

6. CONCENTRATION

At June 30, 2003, a substantial portion of the Brandes International Equity Fund's net assets consist of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities are subject to greater price volatility, more limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States.

M FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

7. BENEFICIAL INTEREST

At June 30, 2003 the ownership of each fund was as follows:

                                                             PERCENTAGE OF OWNERSHIP
                           --------------------------------------------------------------------------------------------
                                                             JOHN HANCOCK                  ING--SECURITY   PRUCO LIFE
                              M LIFE         M FINANCIAL     VARIABLE LIFE  PACIFIC LIFE      LIFE OF     INSURANCE CO.
                           INSURANCE CO.   HOLDINGS, INC.    INSURANCE CO.  INSURANCE CO.     DENVER       OF ARIZONA
                           -------------  -----------------  -------------  -------------  -------------  -------------
Brandes International
  Equity Fund............          2.3%               --           50.7%           40.3%          6.2%            0.5%
Turner Core Growth
  Fund...................          2.4%               --           37.4%           28.1%          1.3%           30.8%
Frontier Capital
  Appreciation Fund......          2.7%               --           53.0%           38.7%          5.6%             --
Clifton Enhanced U.S.
  Equity Fund............           --                --             --           100.0%           --              --
Business Opportunity
  Value Fund.............         23.4%             35.2%          12.9%           23.2%          5.3%             --

8. LIQUIDATION OF ASSETS

The Clifton Enhanced U.S. Equity Fund was liquidated as of June 30, 2003 pursuant to the decision of the Board of Directors of the Company that liquidating the Fund was in the best interests of investors in the Fund. Immediately after the liquidation, the Fund distributed a liquidating distribution to each shareholder in the Fund as of the date of liquidation, equal to the shareholder's proportionate interest in the net assets of the Fund. The Fund's shareholders are the insurance companies that have their variable life insurance policies (or variable annuity contracts') cash values allocated to the fund. Owners of those policies should receive information from their insurance company regarding the disposition of the liquidating dividend.

ITEM 2. CODE OF ETHICS.

        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

        (a)(1) Code of Ethics Described in Item 2: Not applicable.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  M FUND, INC.
             -------------------------------------------------------------------

By (Signature and Title)     /s/ Daniel F. Byrne
                           -----------------------------------------------------
                             Daniel F. Byrne
                             President
                             (Principal Executive Officer)

Date    8/19/03
      ---------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)     /s/ Daniel F. Byrne
                           -----------------------------------------------------
                             Daniel F. Byrne
                             President
                             (Principal Executive Officer)

Date    8/19/03
      ---------------------------

By (Signature and Title)     /s/ David W. Schutt
                           -----------------------------------------------------
                             David W. Schutt
                             Treasurer
                             (Principal Financial and Accounting Officer)

Date    8/19/03
      ---------------------------